Deferred Income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income
Summary of deferred income

	December 31,	December 31,
	2023	2022

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	64,739	71,209
Total deferred income	64,739	71,209
Current portion	(20,569)	(5,641)
Total non-current deferred income	44,170	65,568

Schedule of undiscounted deferred income

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2023
Deferred Income	20,569	27,950	16,220	—
Total	20,569	27,950	16,220	—

At December 31, 2022
Deferred Income	5,641	17,817	47,751	—
Total	5,641	17,817	47,751	—